MainStay Common Stock Fund (Prospectus Summary) | MainStay Common Stock Fund
MainStay Common Stock Fund
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the
MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 91 of the Prospectus and in the "Alternative Sales Arrangements" section on page 104 of the Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MainStay Common Stock Fund	Investor Class		Class A		Class B	Class C	Class I	Class R2
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		5.50%		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	none	[1]	none	[1]	5.00%	1.00%	none	none
[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MainStay Common Stock Fund		Investor Class	Class A	Class B	Class C	Class I	Class R2
Management Fees (as an annual percentage of the Fund's average daily net assets)	[1]	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	1.00%	1.00%	none	0.25%
Other Expenses		0.70%	0.15%	0.70%	0.70%	0.15%	0.25%
Acquired (Underlying) Fund Fees and Expenses		0.02%	0.02%	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses		1.54%	0.99%	2.29%	2.29%	0.74%	1.09%
[1]	The management fee is as follows: 0.55% on assets up to $500 million; 0.525% on assets from $500 million to $1 billion; and 0.50% on assets in excess of $1 billion, plus a fee for fund accounting services previously provided by New York Life Investment Management LLC ("New York Life Investments") under a separate fund accounting agreement. This addition to the management fee amounted to 0.02% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except as indicated with respect to
Class B and Class C shares). The Example reflects Class B shares converting into
Investor Class shares in years 9-10; fees could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example MainStay Common Stock Fund (USD $)	Investor Class	Class A	Class B	Class C	Class I	Class R2
Expense Example, With Redemption, 1 Year	698	645	732	332	76	111
Expense Example, With Redemption, 3 Years	1,010	848	1,015	715	237	347
Expense Example, With Redemption, 5 Years	1,343	1,067	1,425	1,225	411	601
Expense Example, With Redemption, 10 Years	2,284	1,696	2,438	2,626	918	1,329

Expense Example, No Redemption MainStay Common Stock Fund (USD $)	Class B	Class C
Expense Example, No Redemption, 1 Year	232	232
Expense Example, No Redemption, 3 Years	715	715
Expense Example, No Redemption, 5 Years	1,225	1,225
Expense Example, No Redemption, 10 Years	2,438	2,626

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities
(or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the
Fund's portfolio turnover rate was 139% of the average value of its portfolio.
Principal Investment Strategies
The Fund normally invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in common stocks. The Fund primarily invests in common stocks of
U.S. companies with market capitalizations that, at the time of investment, are similar to companies in the Standard & Poor's 500® ("S&P 500®") Index (which ranged from $1.58 billion to $406.3 billion as of December 31, 2011) and the Russell 1000®Index (which ranged from $117.3 million to $406.3 billion as of December 31, 2011).

Investment Process: Madison Square Investors LLC, the Fund's Subadvisor, seeks to identify companies that are considered to have a high probability of outperforming the
S&P 500®Index over the following six to twelve months.

The Fund is managed with a core orientation (including growth and value equity securities).
The Subadvisor uses a "bottom-up" approach that assesses stocks based on their individual strengths, rather than focusing on the underlying sectors/industries of those stocks or on general economic trends. The Subadvisor uses a quantitative process that ranks stocks based on traditional value measures, earnings quality and technical factors. These stocks are then generally held in larger or smaller proportions based on their relative attractiveness. The Subadvisor may also use short term trading strategies that seek to realize returns over shorter periods.

The Subadvisor may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Fund. In considering whether to sell a security, the Subadvisor may evaluate, among other things, the relative valuation of the security compared to the Fund's universe and the issuer's industry, and meaningful changes in the issuer's financial condition.
Principal Risks
Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money.

Market Changes Risk: The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests, which could cause the
Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Fund's Subadvisor may not produce the desired results.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Fund's holdings. Opportunity for greater gain often comes with greater risk of loss.

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

Value Stock Risk: Value stocks may never reach what the Subadvisor believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Fund's performance may be lower or higher than that of funds that invest in other types of equity securities.
Past Performance
The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart.
If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one-, five- and ten-year periods compare to those of two broad-based securities market indices. The Fund has selected the S&P 500®Index as its primary benchmark. The S&P 500®Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. The Fund has selected the Russell 1000®Index as its secondary benchmark. The Russell 1000®Index measures the performance of the large-cap segment of the U.S. equity universe.
It is a subset of the Russell 3000®Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000®Index represents approximately 92% of the
U.S. market.

Performance data for the classes varies based on differences in their fee and expense structures. Performance figures for Class I shares, first offered on
December 28, 2004, include historical performance of Class A shares through
December 27, 2004. Investor Class shares were first offered on February 28, 2008 and Class R2 shares were first offered on December 14, 2007. Performance figures for Investor Class shares include the historical performance of Class A shares through February 27, 2008. As of the date of this Prospectus, Class R2 shares have not yet commenced operations. As a result, the performance figures for
Class R2 shares include the historical performance of Class A shares through
December 31, 2011. The performance for newer share classes is adjusted for differences in fees and expenses. Unadjusted, the performance shown for the newer classes might have been lower. Past performance (before and after taxes)
is not necessarily an indication of how the Fund will perform in the future.
Please visit mainstayinvestments.com for more recent performance information.
The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.
Annual Returns, Class B Shares (by calendar year 2002-2011)

Best Quarter 3Q/09 14.68 % Worst Quarter 4Q/08 -22.08%
Average Annual Total Returns MainStay Common Stock Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Investor Class	Return Before Taxes Investor Class	(5.77%)	(4.15%)	0.10%
Class A	Return Before Taxes Class A	(5.20%)	(3.77%)	0.30%
Class B	Return Before Taxes Class B	(5.88%)	(4.13%)	(0.07%)
Class C	Return Before Taxes Class C	(1.94%)	(3.76%)	(0.07%)
Class I	Return Before Taxes Class I	0.58%	(2.30%)	1.26%
Class R2	Return Before Taxes Class R2	0.22%	(2.77%)	0.77%
After Taxes on Distributions Class B	Class B Return After Taxes on Distributions	(5.94%)	(4.50%)	(0.29%)
After Taxes on Distributions and Sales Class B	Class B Return After Taxes on Distributions and Sale of Fund Shares	(3.75%)	(3.53%)	(0.09%)
Russell 1000® Index	Russell 1000® Index (reflects no deductions for fees, expenses, or taxes)	1.50%	(0.02%)	3.34%
S&P 500® Index	S&P 500® Index (reflects no deductions for fees, expenses, or taxes)	2.11%	(0.25%)	2.92%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class B shares.
After-tax returns for the other share classes may vary.